Related parties (Other related party transactions) (Details) $ in Thousands		12 Months Ended
	Feb. 04, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of transactions between related parties [line items]
Sales revenue		$ 144,257	$ 45,433
Fuel storage and handling		1	50
Deferred sales		0	0
Dividends received		309,778	0
Product purchases		461,652	456,963
Dividend received		136,971	185,447
Balance outstanding sales revenue		0	32
Balance outstanding fuel storage and handling		0	26
Balance outstanding deferred sales		32,148	75,083
Balance outstanding joint venture dividends received		0	0
Balance outstanding product purchases		439,521	301,652
Balance outstanding dividends received		$ 0	$ 0
Subsequent [Member]
Disclosure of transactions between related parties [line items]
Dividend received	$ 49,000,000